Trade Notes and Accounts Receivable, Net - Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade Notes and Accounts Receivable, Net
Beginning Balance	$ (4,846,643)	$ (4,379,316)
Impairment provision	(1,352,432)	(1,549,801)
Write-off of receivables	1,949,942	996,185
Reclassification to current assets to held for sale		86,289
Ending Balance	$ (4,249,133)	$ (4,846,643)